Capital and Reserves	12 Months Ended
Jul. 31, 2019
Capital And Reserves
Capital and Reserves

5.	Capital and Reserves

(a)	Authorized share capital

At July 31, 2019, the authorized share capital of the Company comprised an unlimited number of common shares without par value and an unlimited number of preferred shares without par value.

No preferred shares have been issued to date. All issued common shares are fully paid.

On December 27, 2017, the Company completed a private placement and issued 417,148 common shares at a price of $1.10 for gross proceeds of $458,863.

(b)	Equity-settled share-based payments

The Company has a share purchase option plan (the “Plan”) approved by the Company’s shareholders that allows the Board of Directors to grant share purchase options, subject to regulatory terms and approval, to its officers, directors, employees, and service providers. The Plan is based on the maximum number of eligible shares equaling 10% of the Company’s outstanding common shares, calculated from time to time.

The exercise price of each share purchase option is set by the Board of Directors at the time of grant but cannot be less than the five-day volume weighted average trading price of the Company’s shares calculated on the day prior to the grant. Share purchase options may have a maximum term of up to five years and typically terminate 90 days following the termination of the optionee’s employment or engagement, except in the case of retirement or death. The vesting period for share purchase options is at the discretion of the Board of Directors at the time the options are granted.

The following summarizes the changes in the Company’s share purchase options:

Number of options with an exercise price of $0.45	Year ended July 31,
	2019	2018	2017
Options outstanding at the beginning of year	–	–	76,800
Expired during the year	–	–	(76,800)
Options outstanding and exercisable at the end of year	–	–	–

The weighted average contractual remaining life of the share purchase options outstanding and exercisable at July 31, 2019, was nil (July 31, 2018 – nil, July 31, 2017 – nil).

(c)	Stock Consolidation

On December 29, 2017, the Company announced consolidation (the “Consolidation”) of its common shares on the basis of one (1) post-Consolidation common share for every ten (10) pre-Consolidation common shares effective on January 2, 2018. The Consolidation was approved by the TSX Venture Exchange (TSX-V), and a related bulletin was issued by the TSX-V on December 29, 2017.

The Consolidation was undertaken to better position the Company to pursue its business plan. Prior to the Consolidation, the Company had 33,470,995 common shares outstanding. Following the Consolidation, the Company has 3,347,137 common shares outstanding. The Company’s name was not changed in conjunction with the Consolidation.